EMPLOYEES INCLUDING OFFICERS, EXECUTIVE AND NON-EXECUTIVE DIRECTORS	12 Months Ended
Mar. 31, 2023
Employees Including Officers Executive And Non-executive Directors
EMPLOYEES INCLUDING OFFICERS, EXECUTIVE AND NON-EXECUTIVE DIRECTORS

6. EMPLOYEES INCLUDING OFFICERS, EXECUTIVE AND NON-EXECUTIVE DIRECTORS

	Year ended March 31,
	2023 $	2022 $	2021 $
Group
Staff costs comprised:
Directors’ salaries	1,204,285	707,385	1,438,571
Wages and salaries	548,328	323,186	121,702
Social security costs	151,967	84,449	9,543
Recruitment costs	13,750	14,259	12,922
	1,918,330	1,129,279	1,582,739
The average monthly number of employees, including directors, employed by the group during the years ending March 31, 2023, March 31, 2022, and March 31, 2021 were:
Research and Development	2	2	1
Corporate and administration	6	5	5
	8	7	6

The Group and Company made $6,510 of payments to a defined contribution pension schemes on behalf of Directors or employees during the year ending March 31, 2023 (March 31, 2022: $2,622, March 31 2021: $2,904)